As filed with the Securities and Exchange Commission on November 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 87.1%
Closed End Funds - 1.0%
17,880	ACM Income Fund Inc.	$134,637
4,825	BlackRock Limited Duration Income Trust	60,457
3,740	BlackRock Preferred Opportunity Trust Fund	35,717
4,470	BlackRock Strategic Bond Trust	40,811
19,434	Calamos Convertible Opportunities and Income Fund	208,138
32,240	Nuveen Quality Preferred Income Fund II	191,828
		671,588
Consumer Discretionary - 5.9%
5,000	Cedar Fair, LP	103,550
2,491	Cherokee, Inc.	54,752
10,000	Dominos Pizza, Inc. - Class A (a)	121,400
40,000	McDonald's Corp.	2,468,000
58,300	Regal Entertainment Group - Class A	919,974
26,000	Saks, Inc. (a)	240,500
		3,908,176
Consumer Staples - 18.3%
9,000	Alberto-Culver Co.	245,160
4,250	Altria Group, Inc.	84,320
22,000	Anheuser-Busch Companies, Inc.	1,427,360
25,000	B & G Foods, Inc. - Class A	178,750
73,950	B & G Foods, Inc. - EIS	990,930
7,035	H.J. Heinz & Co.	351,539
24,000	Hershey Co./The	948,960
28,000	Imperial Sugar Co.	379,120
7,000	Kimberly-Clark Corp.	453,880
16,382	Kraft Foods, Inc. - Class A	536,510
8,000	Lancaster Colony Corp.	301,280
12,526	Lorillard, Inc.	891,225
4,250	Philip Morris International Inc.	204,425
10,160	Procter & Gamble Co./The	708,050
944	Ralcorp Holdings, Inc. (a)	63,635
5,346	Reynolds American, Inc.	259,923
20,000	Unilever Plc - ADR (b)	544,200
16,132	UST, Inc.	1,073,423
66,513	Vector Group Ltd.	1,174,620
20,500	Wal-Mart Stores, Inc.	1,227,745
		12,045,055
Energy - 10.7%
8,100	BP Plc - ADR (b)	406,377
4,400	Buckeye Partners LP	163,196
9,783	Chevron Corp.	806,902
9,000	Dorchester Minerals LP	207,900
1	Enbridge Energy Management, LLC (a)	42
7,500	Enbridge Energy Partners LP	298,350
3,700	Energy Transfer Partners LP	136,271
5,200	Enterprise Products Partners LP	134,004
16,938	Exxon Mobil Corp.	1,315,405
5,700	Kinder Morgan Energy Partners LP	296,571
11,250	Nustar Energy LP	477,787
17,000	Occidental Petroleum Corp.	1,197,650
1,200	ONEOK Partners, LP	60,876
24,806	Penn West Energy Trust (b)	597,825
9,800	Plains All American Pipeline LP	388,276
13,100	Precision Drilling Trust (b)	217,067
13,300	TEPPCO Partners LP	347,529
		7,052,028
Financials - 6.4%
66,070	Babcock & Brown Air Ltd - ADR (b)	617,754
17,952	Bank of America Corp.	628,320
5,901	Comerica, Inc.	193,494
17,870	First Commonwealth Financial Corp.	240,709
28,159	FirstMerit Corp.	591,339
5,935	NBT Bancorp, Inc.	177,575
7,709	Susquehanna Bancshares, Inc.	150,480
15,000	TD Ameritrade Holding Corp. (a)	243,000
6,067	Travelers Companies, Inc./The	274,228
46,050	Trustco Bank Corp.	539,246
10,000	U.S. Bancorp	360,200
7,513	Whitney Holding Corp.	182,190
		4,198,535
Health Care - 3.5%
32,940	Bristol-Myers Squibb Co.	686,799
11,000	Johnson & Johnson	762,080
9,150	Merck & Co., Inc.	288,774
32,000	Pfizer Inc.	590,080
		2,327,733
Industrials - 4.9%
1,400	3M Co.	95,634
3,600	Cooper Industries Ltd. (b)	143,820
25,000	Deluxe Corp.	359,750
5,940	Donnelley (R.R.) & Sons Co.	145,708
104,631	Eveready Income Fund (b)	230,056
6,122	Federal Signal Corp.	83,871
32,997	General Electric Co.	841,423
1,872	Honeywell International, Inc.	77,782
4,074	Landauer, Inc.	296,384
1,000	Macquarie Infrastructure Co. Trust	13,210
32,000	Olin Corp.	620,800
7,400	Standard Register Co./The	72,890
3,753	Weyerhaeuser Co.	227,357
		3,208,685
Information Technology & Telecommunication Services - 5.5%
20,621	AT&T, Inc.	575,738
55,900	Consolidated Communications Holdings, Inc.	842,972
242	FairPoint Communications, Inc.	2,098
18,000	Frontier Communications Corp.	207,000
17,000	Iowa Telecommunications Services, Inc.	317,560
20,000	Microsoft Corp.	533,800
12,867	Verizon Communications, Inc.	412,902
63,500	Windstream Corp.	694,690
		3,586,760
Materials - 2.1%
36,000	Acadian Timber Income Fund (b)	333,192
8,000	Ashland Inc.	233,920
11,924	Domtar Corp. (a)	54,850
10,688	Dow Chemical Co./The	339,665
3,980	E.I. du Pont de Nemours and Co.	160,394
12,000	Southern Copper Corp.	228,960
		1,350,981
REITS - 16.3%
2,500	AmREIT	16,875
8,914	Camden Property Trust	408,796
15,000	Cedar Shopping Centers Inc.	198,300
10,264	Colonial Properties Trust	191,834
2,000	Entertainment Properties Trust	109,440
11,000	Equity One, Inc.	225,390
26,631	First Industrial Realty Trust, Inc.	763,777
20,609	Glimcher Realty Trust	215,158
29,046	Health Care Property Investors, Inc.	1,165,616
11,612	Health Care REIT, Inc.	618,107
17,000	Healthcare Realty Trust, Inc.	495,550
101,313	HRPT Properties Trust	698,047
15,000	Lexington Realty Trust	258,300
15,385	Liberty Property Trust	579,245
4,838	Macerich Co./The	307,939
12,430	Mack-Cali Realty Corp.	421,004
38,879	Nationwide Health Properties, Inc.	1,398,866
16,973	Pennsylvania Real Estate Investment Trust	319,941
10,036	Sovran Self Storage, Inc.	448,509
24,492	Tanger Factory Outlet Centers, Inc.	1,072,505
3,500	Vornado Realty Trust	318,325
13,115	Washington Real Estate Investment Trust	480,402
		10,711,926
Shipping & Transportation - 3.4%
70,400	Aries Maritime Transport Ltd. (b)	145,024
11,000	Arlington Tankers Ltd. (b)	169,180
15,100	DHT Maritime, Inc. (b)	101,472
20,000	Diana Shipping, Inc. (b)	393,800
6,000	Eagle Bulk Shipping, Inc. (b)	83,640
13,500	General Maritime Corp. (b)	262,980
55,000	Jazz Air Income Fund (b)	270,801
12,000	Knightsbridge Tankers Ltd. (b)	317,640
11,000	Nordic American Tanker Shipping Limited (b)	352,660
7,000	Ship Finance International Ltd. (b)	150,920
		2,248,117
Utilities - 9.1%
8,200	Amerigas Partners LP	249,526
15,000	Atmos Energy Corp.	399,300
4,536	Cleco Corp.	114,534
6,755	DTE Energy Co.	271,011
9,506	Duke Energy Corp.	165,690
12,452	Equitable Resources, Inc.	456,739
7,300	Ferrellgas Partners LP	133,590
17,500	Great Plains Energy Inc.	388,850
24,010	Hawaiian Electric Industries, Inc.	698,931
7,977	Integrys Energy Group, Inc.	398,371
11,986	National Fuel Gas Co.	505,570
4,682	NiSource, Inc.	69,106
8,396	Northwest Natural Gas Co.	436,592
4,000	OGE Energy Corp.	123,520
4,185	Pinnacle West Capital Corp.	144,006
10,329	Progress Energy, Inc.	445,490
4,753	Spectra Energy Corp.	113,121
11,200	Suburban Propane Partners LP	376,096
19,318	United Utilities Group Plc - ADR (b)	478,621
		5,968,664
TOTAL COMMON STOCKS
	(Cost $59,480,397)	57,278,248

PREFERRED STOCKS - 0.1%
Financials - 0.0%
1,500	Bank Of America Corporation	32,025
REIT - 0.1%
1,760	Public Storage	33,317

TOTAL PREFERRED STOCKS
	(Cost $81,275)	65,342

SHORT TERM INVESTMENT - 12.7%
Money Market Investment - 12.7%
8,307,006	First American Government Obligations Fund	8,307,006

TOTAL SHORT TERM INVESTMENT
	(Cost $8,307,006)	8,307,006
TOTAL INVESTMENTS
	(Cost $67,868,678) - 99.9%	65,650,596
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		98,346
TOTAL NET ASSETS - 100.0%		$65,748,942

(a) Non Income Producing.
(b) Foreign Security.
ADR American Depository Receipt.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1-Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 65,650,596	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 65,650,596	$ —

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date		Value

CORPORATE BONDS - 34.2%
Consumer Discretionary - 4.3%
$ 300,000	Anheuser-Busch Cos, Inc.	9.000%	12/01/09		$ 305,649
539,228	FedEx Corp.	7.020%	01/15/16		560,797
500,000	Home Depot, Inc.	5.400%	03/01/16		425,159
500,000	Marriott International Inc.	5.625%	02/15/13		471,612
500,000	Time Warner, Inc.	6.875%	05/01/12		495,748
					2,258,965
Consumer Staples - 1.9%
250,000	Campbell Soup Co.	8.875%	05/01/21		321,083
500,000	PepsiCo, Inc.	5.000%	06/01/18		482,748
250,000	WM Wrigley Jr Co.	4.650%	07/15/15		208,714
					1,012,545
Education - 2.0%
1,000,000	President and Fellows of Harvard College	6.300%	10/01/37		1,056,670
Energy - 3.0%
130,000	Burlington Resources, Inc.	8.200%	03/15/25		146,875
200,000	Conoco Phillips	9.375%	02/15/11		218,638
100,000	Louisiana Land & Exploration	7.650%	12/01/23		111,980
325,000	Noble Corp.	6.950%	03/15/09		327,777
300,000	Northern State Power (A Minnesota Corporation)	8.000%	08/28/12		327,390
500,000	Valero Energy Corp.	6.125%	06/15/17		468,006
					1,600,666
Financials - 17.5%
456,000	American Capital Equity II	8.500%	07/01/30		84,237
250,000	American General Finance	6.900%	12/15/17		115,923
500,000	Bank of America Corp.	7.250%	10/15/25		417,553
130,000	Bank of America Corp.	7.800%	02/15/10		127,763
500,000	Bank of America Corp.	10.200%	07/15/15		557,858
375,000	BB&T Corp	5.200%	12/23/15		329,297
500,000	Berkshire Hathaway	4.750%	05/15/12		504,682
250,000	CIT Group Inc.	6.125%	08/15/16		80,239
500,000	First Tennessee Bank	2.869%	05/18/09	(a)	473,749
400,000	General Electric Capital Corp.	4.000%	09/12/11	(a)	388,260
250,000	General Electric Capital Corp.	5.310%	02/01/11		245,901
200,000	General Electric Capital Corp.	5.375%	06/15/15		183,425
500,000	General Electric Capital Corp.	5.500%	11/15/11		464,002
500,000	General Electric Capital Corp.	5.500%	10/06/17		421,073
325,000	General Electric Capital Franchise Finance	7.100%	11/30/26		302,165
250,000	Goldman Sachs Group, Inc.	5.350%	01/15/16		202,194
500,000	Goldman Sachs Group, Inc.	5.625%	01/15/17		354,893
340,000	JP Morgan Chase & Co.	7.000%	11/15/09		340,066
400,000	Lehman Brothers Holdings, Inc.	7.000%	09/28//37		50,000
250,000	National City Bank	2.896%	01/21/10	(a)(b)	165,340
250,000	National Rural Utilities Cooperative	5.450%	04/10/17		233,107
595,000	NB Capital Trust IV	8.250%	04/15/27		572,702
731,359	New Valley Generation II	5.572%	05/01/20		769,156
200,000	Regions Financial Corp.	7.750%	09/15/24		207,851
300,000	Republic New York Corp.	9.700%	02/01/09		300,535
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/13		282,758
325,000	Suntrust Banks, Inc.	6.000%	02/15/26		233,464
300,000	Susa Partnership L P	7.500%	12/01/27		345,927
500,000	Toyota Motor Credit Corp.	5.750%	02/17/17	(b)	497,560
					9,251,680
Health Care - 2.3%
500,000	Amgen Inc.	6.150%	06/01/18		488,227
250,000	Bard (C.R.) Inc.	6.700%	12/01/26		249,882
500,000	Johnson & Johnson	5.150%	07/15/18		491,275
					1,229,384
Industrials - 0.6%
300,000	Thomas & Betts Corp.	7.250%	06/01/13		306,208
Information Technology - 0.6%
250,000	IBM Corp.	8.375%	11/01/19		289,599
Materials - 0.5%
300,000	Vulcan Materials	6.400%	11/30/17		281,713
Utilities - 1.5%
300,000	National Rural Utilities	6.550%	11/01/18		298,997
500,000	Pacificorp	5.545%	09/15/13		494,105
					793,102
TOTAL CORPORATE BONDS
	(Cost $20,739,794)				18,080,532

MUNICIPAL BOND - 0.0%
20,000	Florida State Municipal Power Agency	3.135%	10/01/25	(a)	20,000
TOTAL MUNICIPAL BOND
	(Cost $20,000)				20,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.5%
Federal Home Loan Mortgage Corporation Mortgage Backed Securities - 3.6%
250,000	Series 2668, Class OE	5.000%	10/15/28		252,592
750,000	Series 3165, Class NC	5.500%	01/15/32		747,418
710,000	Series 3165, Class GC	6.000%	05/15/32		722,759
149,415	Series R006, Class AK	5.750%	12/15/18		152,884
					1,875,653
Federal Home Loan Mortgage Corporation Gold Certificate - 0.4%
218,514	Pool #G0-2940	5.500%	05/01/37		217,527

Federal National Mortgage Association Mortgage Backed Securities - 0.7%
105,609	Series 2004-29, Class WS	5.777%	02/25/19	(a)	88,230
300,000	Series 2006-63, Class QD	5.500%	02/25/30		304,235
					392,465
Federal Farm Credit Bank - 9.9%
250,000		5.375%	03/20/14		251,859
250,000		5.375%	01/25/23		241,962
500,000		5.550%	05/02/22		501,220
500,000		5.600%	11/21/22		495,385
455,000		5.850%	12/15/20		459,922
500,000		5.950%	09/20/27		499,221
500,000		6.050%	10/26/21		504,974
250,000		6.100%	11/27/15		253,945
1,000,000		6.200%	06/28/22		1,022,347
1,000,000		6.500%	07/20/21		1,016,602
					5,247,437
Federal Home Loan Bank - 13.4%
500,000		5.300%	03/13/18		494,032
300,000		5.340%	04/27/11		303,388
245,000		5.350%	01/25/23		236,969
300,000		5.370%	03/19/18		297,001
275,000		5.500%	10/27/16		278,405
225,000		5.500%	08/20/18		229,258
1,085,000		5.500%	01/25/23		1,057,495
250,000		5.625%	08/28/13		255,092
100,000		5.730%	03/22/19		99,723
1,000,000		5.750%	05/13/19		1,000,196
500,000		6.000%	07/02/15	(a)	461,875
500,000		6.000%	07/10/18	(a)	456,000
500,000		6.000%	09/15/21	(b)	501,637
1,000,000		6.000%	11/28/22		979,914
500,000		7.250%	01/30/23	(a)	441,875
					7,092,860
Federal Home Loan Mortgage Corporation - 17.2%
300,000		4.250%	06/18/18	(a)	298,571
305,000		5.000%	01/27/14		305,078
100,000		5.000%	04/01/14		100,025
145,000		5.000%	11/14/14		144,787
100,001		5.000%	07/29/16		97,320
350,000		5.000%	09/10/18		348,158
500,000		5.000%	06/17/19		507,452
250,000		5.125%	03/04/14		250,064
1,000,000		5.200%	03/05/19	(b)	990,753
250,000		5.250%	12/12/17		246,556
300,000		5.500%	11/24/15		300,082
250,000		5.500%	12/12/17		248,973
170,000		5.500%	03/18/19		168,543
500,000		5.625%	01/09/18		500,564
1,000,000		5.750%	01/23/17		1,004,426
100,000		5.875%	03/06/37		98,202
300,000		6.000%	06/15/17		304,023
200,000		6.000%	02/23/21		200,023
500,000		6.000%	10/20/21		504,227
500,000		6.000%	08/22/22		505,422
500,000		6.000%	09/07/22		502,074
250,000		6.000%	08/15/27		249,130
675,000		6.050%	08/22/22		684,171
500,000		6.200%	06/26/17		508,194
					9,066,818
Federal National Mortgage Association - 14.3%
500,000		5.000%	02/13/23		494,100
118,000		5.125%	07/16/18		116,082
405,000		5.200%	08/24/17		401,090
100,000		5.250%	07/28/18		98,757
500,000		5.350%	03/21/23	(b)	482,636
750,000		5.375%	04/11/22		748,380
100,000		5.670%	05/16/25		97,225
500,000		5.750%	09/22/20		495,952
500,000		5.850%	02/24/28		489,963
250,000		6.000%	04/28/21		256,366
400,000		6.000%	09/20/21		403,419
1,000,000		6.000%	04/20/22		998,047
500,000		6.000%	06/23/23	(b)	494,988
1,000,000		6.000%	03/21/25	(b)	988,326
470,000		6.160%	10/06/21		471,091
500,000		6.200%	05/09/22		497,767
					7,534,189
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $31,219,752)				31,426,949

Shares
COMMON STOCKS - 2.1%
Consumer Discretionary - 0.0%
6,500	Centerplate, Inc. (b)				19,500
Consumer Staples - 0.2%
8,700	B & G Foods, Inc. - Class A (b)				116,580
Financials - 0.2%
6,000	Babcock & Brown Air Ltd - ADR (b)(d)				56,100
1,500	Lexington Realty Trust (b)				25,830
					81,930
REITS - 0.3%
8,000	Glimcher Realty Trust				92,640
5,000	HRPT Property Trust (b)				85,500
					178,140
Shipping & Transportation - 0.4%
16,600	Aries Maritime Transport Ltd. (d)				34,196
8,000	DHT Maritime, Inc. (b)(d)				53,760
25,000	Jazz Air Income Fund (d)				123,091
					211,047
Telecommunication Services - 0.7%
4,000	Consolidated Communications Holdings, Inc. (b)				60,320
8,000	Iowa Telecommunications Services, Inc. (b)				149,440
14,500	Windstream Corp.				158,630
					368,390
Utilities - 0.3%
4,400	Ferrellgas Partners LP				80,520
1,500	Suburban Propane Partners LP				50,370
					130,890
TOTAL COMMON STOCKS
	(Cost $1,693,058)				1,106,477

PREFERRED STOCKS - 2.9%
Closed End - 2.3%			Rate
10	Advent Claymore Convertable Security		5.219%	(a)	250,000
4	Blackrock Preferred Income Strategy Fund		5.219%	(a)	100,000
6	Eaton Vance Floating - Rate Income Trust Preferred Auction				150,000
	Series B		5.188%	(a)
9	Eaton Vance Limited Duration Income Fund Series B		3.413%	(a)	225,000
7	Eaton Vance Limited Duration Income Fund Series C		4.572%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series D		4.965%	(a)	175,000
7	Eaton Vance Limited Duration Income Fund Series E		4.724%	(a)	175,000
					1,250,000
Consumer Discretionary - 0.3%
9,500	CBS Corp.				151,905

Utilities - 0.3%
6,000	Xcel Energy Inc				140,400
TOTAL PREFERRED STOCKS
	(Cost $1,629,425)				1,542,305

Shares
SHORT TERM INVESTMENT - 0.4%
Money Market Instrument - 0.4%
225,641	First American Government Obligations Fund				225,641
TOTAL SHORT TERM INVESTMENT
	(Cost $225,641)				225,641

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 7.4%
CERTIFICATE OF DEPOSIT: 2.3%
$ 191,087	Abbey National, 2.98%, 02/20/09				187,592
337,212	Bank of Scotland, 3.008%, 05/06/09				336,578
337,212	Barclays Bank of New York, 2.988%, 03/16/09				337,030
134,885	Natixis of New York, 7.85%, 02/18/09				132,452
112,404	Natixis of New York, 7.85%, 06/30/09				112,714
123,644	UBS AG Stamford, 2.870%, 12/04/08				123,261
					1,229,627
COMMERCIAL PAPER: 2.6%
123,644	Barton Capital Corp., 2.70%, 12/03/08				122,789
123,644	Fairway Finance Corp., 2.767%, 11/21/08				122,957
134,885	GovCo LLC, 2.729%, 12/12/08				133,821
451,344	KKR Atlantic Funding Trust, 4.054%, 03/25/09 (c)				361,263
134,885	Market Street Funding Corp., 2.820%, 11/03/08				134,394
224,808	Svenska Handelsbanken AB, 3.001%, 02/06/09				224,651
134,885	Three Pillars Funding Corp., 2.70%, 10/01/08				134,870
123,644	Windmill Funding Corp., 2.799%, 12/05/08				122,763
					1,357,508
CORPORATE BONDS: 1.2%
337,212	Allstate Life Global Funding, 3.454%, 03/20/09				336,949
337,212	Wachovia Securities, Inc., 3.001%, 02/04/09				313,405
					650,354
U.S. GOVERNMENT AGENCY OBLIGATION: 0.7%
337,212	Federal Home Loan Bank, 2.115%, 03/02/09				337,401

Shares
MONEY MARKET INVESTMENT: 0.2%
112,673	Reserve Primary Fund (c)				109,720

Principal Amount
REPURCHASE AGREEMENT: 0.4%
$ 202,327	Citigroup Inc, 7.05%, Dated 09/30/08, Due 10/01/08,
	(Collateralized by various Israel Government Collateralized Mortgage
	Obligations, zero coupon, 09/15/10 - 11/15/21, and a Treasury Inflation				202,327
	Index Bond, 04/15/11, valued at $222,265. Repurchase Proceeds are $202,367.)
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING:
	(Cost $3,979,971)				3,886,937
TOTAL INVESTMENTS
	(Cost $59,507,641) - 106.5%				56,288,841
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%					(3,447,399
TOTAL NET ASSETS - 100.0%					$52,841,442

(a) Variable Rate.
(b) This security or portion of this security is out on loan at September 30, 2008.
(c) Fair valued by Valuation Committee as delegated by Rochdale Funds' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 2,874,423	$ —
Level 2 - Other significant observable inputs	53,304,698	—
Level 3 - Significant unobservable inputs	109,720	—
Total	$ 56,288,841	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	—	—
Transfers in and / or out of Level 3 *	109,720	—
Balance as of 09/30/08	$ 109,720	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 8.8%
6,900	Coach, Inc. (a) (b)	$172,776
26,300	McDonald's Corp.	1,622,710
11,000	NIKE, Inc. - Class B	735,900
29,580	Yum! Brands, Inc. (b)	964,604
		3,495,990
Consumer Staples - 16.7%
17,000	Coca-Cola Co./The	898,960
17,440	Colgate-Palmolive Co.	1,314,104
28,000	CVS Caremark Corp. (b)	942,480
8,090	General Mills, Inc.	555,945
9,600	Kellogg Co.	538,560
12,740	PepsiCo, Inc.	907,980
15,460	Philip Morris International Inc.	743,626
10,800	Procter & Gamble Co./The	752,652
		6,654,307
Energy - 23.1%
9,620	Anadarko Petroleum Corp. (b)	466,666
4,341	Baker Hughes, Inc. (b)	262,804
24,400	Chesapeake Energy Corp.	874,984
14,430	Chevron Corp.	1,190,187
8,300	CONSOL Energy Inc. (b)	380,887
25,600	Exxon Mobil Corp.	1,988,096
12,890	Hess Corp.	1,058,011
6,660	Nabors Industries Ltd. (a) (b) (d)	165,967
4,300	National-Oilwell Varco Inc. (a)	215,989
8,800	Noble Corp. (b) (d)	386,320
23,300	Peabody Energy Corp. (b)	1,048,500
5,700	Schlumberger Ltd. (d)	445,113
15,625	XTO Energy, Inc.	726,875
		9,210,399
Financials - 5.3%
26,100	Aflac, Inc.	1,533,375
22,640	Charles Schwab Corp./The	588,640
		2,122,015
Health Care - 13.2%
22,300	Baxter International, Inc.	1,463,549
5,000	CIGNA Corp. (b)	169,900
10,000	Gilead Sciences, Inc. (a) (b)	455,800
7,400	Johnson & Johnson	512,672
7,500	Laboratory Corp. of America Holdings (a) (b)	521,250
19,000	St. Jude Medical, Inc. (a)	826,310
23,800	Thermo Fisher Scientific Inc. (a)	1,309,000
		5,258,481
Industrials - 13.3%
16,400	ABB Limited - ADR (a) (d)	318,160
7,900	Boeing Co./The (b)	453,065
9,400	Cummins Inc. (b)	410,968
18,000	Expeditors International of Washington, Inc. (b)	627,120
17,280	General Dynamics Corp. (b)	1,272,154
16,340	Illinois Tool Works Inc. (b)	726,313
12,200	Ingersoll-Rand Co. Ltd. - Class A (d)	380,274
6,300	Parker Hannifin Corp.	333,900
15,780	Rockwell Collins, Inc.	758,860
		5,280,814
Information Technology - 12.9%
9,200	Apple Inc. (a)	1,045,672
39,017	Cisco Systems, Inc. (a)	880,223
9,200	Fiserv, Inc. (a)	435,344
8,101	International Business Machines Corp. (IBM)	947,493
18,200	Microsoft Corp.	485,758
66,332	Oracle Corp. (a)	1,347,203
		5,141,693
Materials - 4.7%
9,200	Freeport-McMoRan Copper & Gold, Inc.	523,020
3,250	Potash Corp of Saskatchewan (d)	429,032
12,490	Praxair, Inc. (b)	896,033
		1,848,085

TOTAL COMMON STOCKS
	(Cost $39,524,508)	39,011,784

EXCHANGE TRADED FUND - 0.3%
7,300	Ultra Financials ProShares (b)	128,042
TOTAL EXCHANGE TRADED FUND
	(Cost $258,439)	128,042

SHORT TERM INVESTMENT - 2.4%
Money Market Investment - 2.4%
983,880	First American Government Obligations Fund	983,880
TOTAL SHORT TERM INVESTMENT
	(Cost $983,880)	983,880

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 15.9%
CERTIFICATE OF DEPOSIT: 5.2%
$ 324,619	Abbey National, 2.98%, 02/20/09	318,682
572,858	Bank of Scotland, 3.008%, 05/06/09	571,781
572,858	Barclays Bank of New York, 2.988%, 03/16/09	572,548
229,143	Natixis of New York, 7.85%, 02/18/09	225,009
190,953	Natixis of New York, 7.85%, 06/30/09	191,480
210,048	UBS AG Stamford, 2.87%, 12/04/08	209,397
		2,088,897
COMMERCIAL PAPER: 5.1%
210,048	Barton Capital Corp., 2.70%, 12/03/08	208,594
210,048	Fairway Finance Corp., 2.767% 11/21/08	208,880
229,143	GovCo LLC, 2.729%, 12/12/08	227,335
562,133	KKR Atlantic Funding Trust, 4.054%, 03/25/09 (c)	330,332
229,143	Market Street Funding Corp., 2.82%, 11/03/08	228,309
381,905	Svenska Handelsbanken AB, 3.001%, 02/06/09	381,638
229,143	Three Pillars Funding Corp., 2.70%, 10/01/08	229,118
210,048	Windmill Funding Corp., 2.799%, 12/05/08	208,550
		2,022,756
CORPORATE BONDS: 2.8%
572,858	Allstate Life Global Funding, 3.454%, 03/20/09	572,411
572,858	Wachovia Securities, Inc., 3.001%, 02/04/09	532,414
		1,104,825
U.S. GOVERNMENT AGENCY OBLIGATION: 1.4%
572,858	Federal Home Loan Bank, 2.115%, 03/02/09	573,178

Shares
MONEY MARKET INVESTMENT: 0.5%
191,410	Reserve Primary Fund (c)	186,220

Principal Amount
REPURCHASE AGREEMENT: 0.9%
$ 343,715	Citigroup Inc, 7.05%, Dated 09/30/08, Due 10/01/08,
	(Collateralized by various Israel Government Collateralized Mortgage
	Obligations, zero coupon, 09/15/10-11/15/21, and a Treasury Inflation	343,715
	Index Bond, 04/15/11, valued at $377,584. Repurchase Proceeds are $343,782.)
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING:
	(Cost $6,556,582)	6,319,591
TOTAL INVESTMENTS
	(Cost $47,323,409) - 116.6%	46,443,297
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.6)%		(6,625,817)
TOTAL NET ASSETS - 100.0%		$39,817,480

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2008.
(c) Fair valued by Valuation Committee as delegated by Rochdale Funds' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 40,123,706	$ —
Level 2 - Other significant observable inputs	6,133,371	—
Level 3 - Significant unobservable inputs	186,220	—
Total	$ 46,443,297	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	—	—
Transfers in and / or out of Level 3 *	186,220	—
Balance as of 09/30/08	$ 186,220	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 96.2%
Consumer Discretionary - 3.9%
11,300	Best Buy Co., Inc. (b)	$423,750
4,800	Coach, Inc. (a)	120,192
6,100	Hasbro, Inc.	211,792
21,100	Macys, Inc. (b)	379,378
2,400	NIKE, Inc. - Class B	160,560
10,200	Yum! Brands, Inc.	332,622
		1,628,294
Consumer Staples - 10.7%
12,900	Altria Group, Inc.	255,936
14,400	Archer-Daniels-Midland Co. (b)	315,504
7,400	Costco Wholesale Corp. (b)	480,482
22,960	CVS Caremark Corp. (b)	772,834
9,300	Kellogg Co.	521,730
18,000	PepsiCo, Inc.	1,282,860
6,200	Philip Morris International Inc.	298,220
7,300	Procter & Gamble Co./The (a)	508,737
		4,436,303
Energy - 6.7%
4,822	Chevron Corp.	397,719
5,178	ConocoPhillips	379,288
4,262	Devon Energy Corp.	388,694
2,770	Hess Corp.	227,362
10,784	Marathon Oil Corp.	429,958
5,602	Occidental Petroleum Corp.	394,661
6,200	Peabody Energy Corp. (b)	279,000
9,500	Rowan Companies, Inc. (b)	290,225
		2,786,907
Financials - 22.7%
4,814	ACE Ltd. (d)	260,582
11,287	Aflac, Inc.	663,111
18,600	Bank of New York Mellon Corp.	605,988
10,800	BB&T Corp. (b)	408,240
2,800	Goldman Sachs Group, Inc./The	358,400
42,900	Janus Capital Group Inc. (b)	1,041,612
24,234	JP Morgan Chase & Co.	1,131,728
13,739	Metlife, Inc.	769,384
6,500	Northern Trust Corp.	469,300
12,900	Plum Creek Timber Co., Inc. (b)	643,194
16,232	Progressive Corp./The	282,436
9,100	ProLogis (b)	375,557
15,400	U.S. Bancorp (b)	554,708
37,328	UnumProvident Corp. (b)	936,933
23,628	Wells Fargo & Co. (b)	886,759
		9,387,932
Health Care - 11.3%
22,617	Covidien Ltd. (d)	1,215,890
4,000	Gilead Sciences, Inc. (a)	182,320
9,700	Medco Health Solutions, Inc. (a) (b)	436,500
20,900	PerkinElmer, Inc.	521,873
11,900	St. Jude Medical, Inc. (a)	517,531
7,300	Stryker Corp. (b)	454,790
5,600	Teva Pharmaceutical Industries Ltd. - ADR (b) (d)	256,424
20,000	Thermo Fisher Scientific Inc. (a)	1,100,000
		4,685,328
Industrials - 16.5%
15,500	ABB Limited - ADR (a) (d)	300,700
8,400	CSX Corp.	458,388
18,200	Cummins Inc. (b)	795,704
8,782	Deere & Co.	434,709
8,124	General Dynamics Corp. (b)	598,089
49,030	General Electric Co.	1,250,265
8,800	Honeywell International, Inc.	365,640
15,546	Ingersoll-Rand Co. Ltd. - Class A (d)	484,569
5,934	Norfolk Southern Corp.	392,890
13,850	Pitney Bowes Inc.	460,651
8,800	Rockwell Collins, Inc.	423,192
7,700	United Technologies Corp.	462,462
12,650	Waste Management, Inc.	398,348
		6,825,607
Information Technology - 4.8%
2,400	Apple Inc. (a) (b)	272,784
24,200	CA Inc. (b)	483,032
15,000	EMC Corp. (a) (b)	179,400
10,000	Hewlett-Packard Co.	462,400
20,667	Tyco Electronics Ltd (d)	571,649
		1,969,265
Materials - 4.2%
7,500	E.I. du Pont de Nemours and Co.	302,250
5,665	Eastman Chemical Co.	311,915
12,000	Freeport-McMoRan Copper & Gold, Inc. (b)	682,200
3,500	Praxair, Inc. (b)	251,090
2,450	United States Steel Corp.	190,144
		1,737,599
Telecommunication Services - 6.4%
11,400	American Tower Corp. - Class A (a)	410,058
49,022	AT&T, Inc.	1,368,694
27,226	Verizon Communications, Inc.	873,683
		2,652,435
Utilities - 9.0%
23,600	American Electric Power Co., Inc.	873,908
12,359	Exelon Corp.	773,921
2,400	PG&E Corp.	89,880
7,900	PPL Corp.	292,458
18,800	Sempra Energy	948,836
20,200	Southern Co./The (b)	761,338
		3,740,341
TOTAL COMMON STOCKS
	(Cost $41,378,773)	39,850,011

EXCHANGE TRADED FUNDS - 2.1%
32,100	Ultra Financials ProShares (b)	563,034
3,500	Ultra Industrials ProShares	157,080
3,800	Ultra Technology ProShares (b)	162,298
TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,197,106)	882,412

SHORT TERM INVESTMENT - 2.4%
Money Market Instrument - 2.4%
989,872	First American Government Obligations Fund	989,872
TOTAL SHORT TERM INVESTMENT
	(Cost $989,872)	989,872

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 21.9%
CERTIFICATE OF DEPOSIT: 7.2%
$ 462,237	Abbey National, 2.98%, 02/20/09	453,783
815,713	Bank of Scotland, 3.008%, 05/06/09	814,179
815,713	Barclays Bank of New York, 2.988%, 03/16/09	815,272
326,285	Natixis of New York, 7.85%, 02/18/09	320,399
271,904	Natixis of New York, 7.85%, 06/30/09	272,655
299,095	UBS AG Stamford, 2.87%, 12/04/08	298,168
		2,974,456
COMMERCIAL PAPER: 7.2%
299,095	Barton Capital Corp., 2.70%, 12/03/08	297,025
299,095	Fairway Finance Corp., 2.767% 11/21/08	297,432
326,285	GovCo LLC, 2.729%, 12/12/08	323,711
770,322	KKR Atlantic Funding Trust, 4.054%, 03/25/09 (c)	566,662
326,285	Market Street Funding Corp., 2.82%, 11/03/08	325,097
543,809	Svenska Handelsbanken AB, 3.001%, 02/06/09	543,428
326,285	Three Pillars Funding Corp., 2.70%, 10/1/08	326,249
299,095	Windmill Funding Corp., 2.799%, 12/05/08	296,962
		2,976,566
CORPORATE BONDS: 3.8%
815,713	Allstate Life Global Funding, 3.454%, 03/20/09	815,077
815,713	Wachovia Securities, Inc., 3.001%, 02/04/09	758,124
		1,573,201
GOVERNMENT AGENCY OBLIGATION: 1.9%
815,713	Federal Home Loan Bank, 2.115%, 03/02/09	816,170

Shares
MONEY MARKET INVESTMENT: 0.6%
272,555	Reserve Primary Fund (c)	264,763

Principal Amount
REPURCHASE AGREEMENT: 1.2%
$ 489,428	Citigroup Inc, 7.05%, Dated 09/30/08, Due 10/01/08,
	(Collateralized by various Israel Government Collateralized Mortgage
	Obligations, zero coupon, 09/15/10-11/15/21, and a Treasury Inflation	489,428
	Index Bond, 04/15/11, valued at $537,656. Repurchase Proceeds are $489,524.)
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $9,306,036)	9,094,584
TOTAL INVESTMENTS
	(Cost $52,871,787) - 122.6%	50,816,879
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.6)%		(9,378,075)
TOTAL NET ASSETS - 100.0%		$41,438,804

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2008.
(c) Fair valued by Valuation Committee as delegated by Rochdale Funds' Board of Trustees.
(d) Foreign Security.
ADR American Depository Receipt.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 41,722,295	$ —
Level 2 - Other significant observable inputs	8,829,821	—
Level 3 - Significant unobservable inputs	264,763	—
Total	$ 50,816,879	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	—	—
Transfers in and / or out of Level 3 *	264,763	—
Balance as of 09/30/08	$ 264,763	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Growth Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 95.3%
Consumer Discretionary - 4.3%
6,000	Advance Auto Parts, Inc.	$237,960
6,000	Dollar Tree, Inc. (a) (b)	218,160
4,800	Gymboree Corp./The (a)	170,400
16,000	PetMed Express, Inc. (a) (b)	251,200
6,200	Ross Stores, Inc. (b)	228,222
8,000	Wolverine World Wide, Inc.	211,680
		1,317,622
Consumer Staples - 5.3%
9,000	Church & Dwight Co., Inc. (b)	558,810
18,000	Flowers Foods, Inc.	528,480
10,440	Pepsi Bottling Group, Inc./The	304,535
7,343	TreeHouse Foods, Inc. (a)	218,087
		1,609,912
Energy - 12.8%
17,521	Encore Acquisition Co. (a)	732,027
3,338	Newfield Exploration Co. (a)	106,783
10,000	Petroleum Development Corp. (a)	443,700
17,997	Pioneer Natural Resources Co. (b)	940,883
18,446	Southwestern Energy Co. (a)	563,341
9,145	Sunoco, Inc. (b)	325,379
9,268	Superior Energy Services, Inc. (a)	288,606
33,500	Tetra Tech, Inc. (a)	463,975
		3,864,694
Financials - 8.6%
6,166	Arthur J. Gallagher & Co. (b)	158,220
14,395	Federated Investors, Inc. - Class B	415,296
5,794	HCC Insurance Holdings, Inc.	156,438
6,137	SEI Investments Co.	136,241
3,611	StanCorp Financial Group, Inc.	187,772
2,709	Torchmark Corp.	161,998
28,590	Tower Group, Inc. (b)	673,580
16,910	W.R. Berkley Corp.	398,231
12,471	Waddell & Reed Financial, Inc.	308,657
		2,596,433
Health Care - 17.9%
25,000	Amedisys, Inc. (a) (b)	1,216,750
19,965	AmSurg Corp. (a)	508,508
12,951	Applera Corp. - Applied Biosystems Group	443,572
14,064	Coventry Health Care, Inc. (a) (b)	457,783
2,500	Intuitive Surgical, Inc. (a) (b)	602,450
18,811	Lincare Holdings Inc. (a) (b)	566,023
10,000	Meridian Bioscience, Inc.	290,400
28,810	Par Pharmaceutical Companies, Inc. (a)	354,075
6,500	Techne Corp. (a) (b)	468,780
8,750	Waters Corp. (a)	509,075
		5,417,416
Industrials - 16.5%
15,500	AAR CORP. (a) (b)	257,145
25,977	AMETEK, Inc.	1,059,082
18,000	Ceradyne, Inc. (a)	659,880
5,908	Copart, Inc. (a)	224,504
24,948	Donaldson Co., Inc. (b)	1,045,571
11,189	Jacobs Engineering Group Inc. (a) (b)	607,675
6,784	Rockwell Collins, Inc.	326,242
5,360	Waste Connections, Inc. (a) (b)	183,848
13,000	Watson Wyatt Worldwide Inc. - Class A	646,490
		5,010,437
Information Technology - 18.6%
31,000	Activision, Inc. (a)	478,330
13,000	Altera Corp. (b)	268,840
7,344	Amphenol Corp. - Class A	294,788
10,000	Bankrate, Inc. (a) (b)	389,100
80,000	Bluephoenix Solutions Ltd. (a) (d)	281,600
11,159	Broadridge Financial Solutions, Inc.	171,737
23,931	Intuit Inc. (a)	756,459
22,745	Jack Henry & Associates, Inc. (b)	462,406
9,000	Linear Technology Corp. (b)	275,940
11,000	McAfee, Inc. (a)	373,560
11,446	NCR Corp. (a)	252,384
5,639	Progress Software Corp. (a) (b)	146,558
30,632	QLogic Corp. (a)	470,507
11,000	ViaSat, Inc. (a)	259,380
25,778	Western Digital Corp. (a) (b)	549,587
8,000	Xilinx, Inc. (b)	187,600
		5,618,776
Materials - 10.7%
16,906	Airgas, Inc.	839,383
4,753	AptarGroup, Inc.	185,890
15,352	Ball Corp.	606,250
8,400	Cleveland-Cliffs Inc.	444,696
36,241	Commercial Metals Co.	612,111
4,021	Ecolab, Inc. (b)	195,099
21,000	Steel Dynamics, Inc. (b)	358,890
		3,242,319
Utilities - 0.6%
4,000	Energen Corp.	181,120

TOTAL COMMON STOCKS		28,858,729
(Cost $30,793,109)

SHORT TERM INVESTMENT - 5.3%
Money Market Investment - 5.3%
1,605,078	First American Government Obligations Fund	1,605,078
TOTAL SHORT TERM INVESTMENT
(Cost $1,605,078)		1,605,078

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 23.9%
CERTIFICATE OF DEPOSIT: 7.7%
$ 360,834	Abbey National, 2.98%, 02/20/09	354,234
636,766	Bank of Scotland, 3.008%, 05/06/09	635,569
636,766	Barclays Bank of New York, 2.988%, 03/16/09	636,422
254,706	Natixis of New York, 7.85%, 02/18/09	250,112
212,255	Natixis of New York, 7.85%, 06/30/09	212,841
233,481	UBS AG Stamford, 2.87%, 12/04/08	232,757
		2,321,935
COMMERCIAL PAPER: 8.1%
233,481	Barton Capital Corp., 2.70%, 12/03/08	231,865
233,481	Fairway Finance Corp., 2.767%, 11/21/08	232,183
254,706	GovCo LLC, 2.729%, 12/12/08	252,697
803,693	KKR Atlantic Funding Trust, 4.054%, 03/25/09 (c)	585,852
254,706	Market Street Funding Corp., 2.82%, 11/03/08	253,779
424,511	Svenska Handelsbanken AB, 3.001%, 02/06/09	424,214
254,706	Three Pillars Funding Corp., 2.70%, 10/01/08	254,678
233,481	Windmill Funding Corp., 2.799%, 12/05/08	231,816
		2,467,084
CORPORATE BONDS: 4.0%
636,766	Allstate Life Global Funding, 3.454%, 03/20/09	636,269
636,766	Wachovia Securities, Inc., 3.001%, 02/04/09	591,810
		1,228,079
U.S. GOVERNMENT AGENCY OBLIGATION: 2.1%
636,766	Federal Home Loan Bank, 2.115%, 03/02/09	637,123

Shares
MONEY MARKET INVESTMENT: 0.7%
212,763	Reserve Primary Fund (c)	204,701

Principal Amount
REPURCHASE AGREEMENT: 1.3%
$ 382,060	Citigroup Inc, 7.05%, Dated 09/30/08, Due 10/01/08,
	(Collateralized by various Israel Government Collateralized Mortgage
	Obligations, zero coupon, 09/15/10-11/15/21, and a Treasury Inflation	382,060
	Index Bond, 04/15/11, valued at $419,708. Repurchase Proceeds are $382,135.)
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $7,466,885)		7,240,982
TOTAL INVESTMENTS
(Cost $39,865,072) - 124.5%		37,704,789
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.5)%		(7,416,992)
TOTAL NET ASSETS - 100.0%		$30,287,797

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2008.
(c) Fair valued by Valuation Committee as delegated by Rochdale Funds' Board of Trustees.
(d) Foreign Security.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 30,463,807	$ —
Level 2 - Other significant observable inputs	7,036,281	—
Level 3 - Significant unobservable inputs	204,701	—
Total	$ 37,704,789	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$ —	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	—	—
Transfers in and / or out of Level 3 *	204,701	—
Balance as of 09/30/08	$ 204,701	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Rochdale Mid/Small Value Portfolio
Schedule of Investments
September 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 1.8%
5,000	Children's Place Retail Stores, Inc./The (a) (b)	$166,750
10,500	Gap Inc./The (b)	186,690
6,200	Genesco Inc. (a) (b)	207,576
		561,016
Consumer Staples - 4.6%
15,800	BJ's Wholesale Club, Inc. (a)	613,988
1,500	Bunge Ltd. (b) (d)	94,770
6,000	Flowers Foods, Inc.	176,160
12,000	United Natural Foods, Inc. (a) (b)	299,880
4,500	Universal Corp.	220,905
		1,405,703
Energy - 11.4%
4,850	Arch Coal, Inc.	159,517
7,667	Forest Oil Corp. (a) (b)	380,283
4,052	Helmerich & Payne, Inc.	175,006
31,500	ION Geophysical Corp. (a) (b)	446,985
4,200	Lufkin Industries, Inc.	333,270
2,200	NATCO Group, Inc. - Class A (a)	88,396
9,250	Massey Energy Co.	329,947
3,892	Newfield Exploration Co. (a)	124,505
4,250	Oceaneering International, Inc. (a)	226,610
1,197	Overseas Shipholding Group, Inc.	69,797
2,200	Peabody Energy Corp. (b)	99,000
3,629	Pioneer Natural Resources Co. (b)	189,724
7,000	Pride International, Inc. (a)	207,270
4,500	SEACOR Holdings Inc. (a) (b)	355,275
1,440	Smith International, Inc. (b)	84,442
3,400	Tidewater, Inc. (b)	188,224
		3,458,251
Financials - 10.2%
2,700	Alexandria Real Estate Equities, Inc. (b)	303,750
4,000	AMB Property Corp.	181,200
3,600	AvalonBay Communities, Inc. (b)	354,312
5,500	HCP, Inc. (b)	220,715
6,000	Health Care REIT, Inc. (b)	319,380
5,100	Investment Technology Group, Inc. (a) (b)	155,193
3,607	Lender Processing Services, Inc.	110,085
5,400	Macerich Co./The (b)	343,710
1,700	Northern Trust Corp.	122,740
7,902	Protective Life Corp.	225,286
5,700	Regency Centers Corp. (b)	380,133
7,300	Senior Housing Properties Trust (b)	173,959
4,160	Stancorp Financial Group, Inc.	216,320
		3,106,783
Health Care - 4.6%
4,400	Analogic Corp.	218,944
4,750	Cerner Corp. (a) (b)	212,040
3,200	Chemed Corp. (b)	131,392
9,000	CONMED Corp. (a) (b)	288,000
12,500	CryoLife, Inc. (a)	164,000
12,000	Greatbatch, Inc. (a)	294,480
4,000	Health Net Inc. (a)	94,400
		1,403,256
Industrials - 22.0%
3,939	AAR Corp. (a) (b)	65,348
4,900	AGCO Corp. (a) (b)	208,789
5,000	Albany International Corp. - Class A (b)	136,650
10,114	Applied Industrial Technologies, Inc.	272,370
10,800	Applied Signal Technology, Inc.	187,704
3,400	Barnes Group, Inc. (b)	68,748
5,600	Brink's Co./The	341,712
6,200	Copart, Inc. (a)	235,600
11,000	Corrections Corporation of America (a)	273,350
3,578	Curtiss-Wright Corp. (b)	162,620
5,018	Flowserve Corp.	445,448
2,000	Fluor Corp.	111,400
5,900	Hubbell Inc. - Class B	206,795
4,900	Joy Global, Inc.	221,186
9,650	KBR, Inc.	147,355
3,600	Kennametal, Inc.	97,632
4,883	Moog, Inc. (a) (b)	209,383
4,900	MSC Industrial Direct Co., Inc. - Class A (b)	225,743
9,400	Pentair, Inc.	324,958
8,949	Quanex Building Products Corp.	136,383
7,950	Quanta Services, Inc. (a) (b)	214,729
8,488	Robbins & Myers, Inc.	262,534
3,700	Roper Industries, Inc. (b)	210,752
7,300	Shaw Group Inc./The (a) (b)	224,329
3,300	SPX Corp.	254,100
2,386	SunPower Corp. - Class B (a)	164,762
11,000	Tetra Tech, Inc. (a)	264,660
12,470	Timken Co./The	353,525
2,900	URS Corp. (a)	106,343
15,504	Woodward Governor Co.	546,826
		6,681,734
Information Technology - 10.3%
2,020	Anixter International, Inc. (a) (b)	120,210
10,500	ATMI, Inc. (a)	188,790
15,503	Avnet, Inc. (a)	381,839
9,800	Benchmark Electronics, Inc. (a)	137,984
8,700	Cypress Semiconductor Corp. (a)	45,414
7,215	Fidelity National Information Services, Inc.	133,189
15,800	Harmonic Inc. (a)	133,510
21,800	Ingram Micro Inc. - Class A (a)	350,326
8,100	Intersil Corp.	134,298
7,500	JDA Software Group, Inc. (a)	114,075
14,000	Microsemi Corp. (a)	356,720
10,100	NeuStar, Inc. - Class A (a) (b)	200,889
18,000	Semtech Corp. (a)	251,280
7,700	Tech Data Corp. (a)	229,845
11,095	THQ, Inc. (a)	133,584
32,200	Vishay Intertechnology, Inc. (a)	213,164
		3,125,117
Materials - 12.7%
8,200	Albemarle Corp.	252,888
3,592	AptarGroup, Inc.	140,483
3,500	Arch Chemicals, Inc. (b)	123,550
3,600	Cytec Industries, Inc.	140,076
4,700	Deltic Timber Corp. (b)	299,108
9,000	FMC Corp.	462,510
4,800	H.B. Fuller Co.	100,176
6,620	Lubrizol Corp./The	285,587
5,656	Minerals Technologies, Inc.	335,740
3,300	OM Group, Inc. (a)	74,250
5,900	Packaging Corp of America (b)	136,762
4,706	Reliance Steel & Aluminum Co. (b)	178,687
11,000	Rock-Tenn Co. - Class A	439,780
10,691	RPM International, Inc. (b)	206,764
7,899	Schulman (A.), Inc. (b)	156,242
18,550	Sensient Technologies Corp. (b)	521,812
		3,854,415

Utilities - 15.5%
2,000	Allegheny Energy, Inc.	73,540
6,400	Alliant Energy Corp.	206,144
9,600	American States Water Co.	369,600
16,470	Avista Corp.	357,564
6,700	Centerpoint Energy, Inc.	97,619
7,000	CMS Energy Corp. (b)	87,290
8,500	DPL Inc.	210,800
5,000	Equitable Resources, Inc.	183,400
5,500	IDACORP, Inc. (b)	159,995
4,100	Integrys Energy Group, Inc.	204,754
15,400	MDU Resources Group, Inc.	446,600
8,250	New Jersey Resources Corp. (b)	296,093
6,056	OGE Energy Corp.	187,009
9,703	ONEOK, Inc.	333,783
14,839	Pepco Holdings, Inc. (b)	339,961
7,300	Piedmont Natural Gas Co., Inc. (b)	233,308
29,410	Sierra Pacific Resources	281,748
8,984	UGI Corp.	231,608
5,695	Unisource Energy Corp. (b)	166,237
5,700	Vectren Corp.	158,745
2,300	Wisconsin Energy Corp.	103,270
		4,729,068

TOTAL COMMON STOCKS
(Cost $26,716,211)		28,325,343

SHORT TERM INVESTMENT - 7.5%
Money Market Investment - 7.5%
2,273,547	First American Government Obligations Fund	2,273,547
TOTAL SHORT TERM INVESTMENT
(Cost $2,273,547)		2,273,547

Principal Amount
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 24.3%
CERTIFICATE OF DEPOSIT: 7.6%
$ 361,223	Abbey National, 2.98%, 02/20/09	354,616
637,451	Bank of Scotland, 3.008%, 05/06/09	636,253
637,451	Barclays Bank of New York, 2.988%, 03/16/09	637,108
254,981	Natixis of New York, 7.85%, 02/18/09	250,380
212,484	Natixis of New York, 7.85%, 06/30/09	213,070
233,732	UBS AG Stamford, 2.870%, 12/04/08	233,007
		2,324,434
COMMERCIAL PAPER: 8.6%
233,732	Barton Capital Corp., 2.70%, 12/03/08	232,115
233,732	Fairway Finance Corp., 2.767% 11/21/08	232,432
254,981	GovCo LLC, 2.729%, 12/12/08	252,968
931,431	KKR Atlantic Funding Trust, 4.054%, 03/25/09 (c)	718,060
254,981	Market Street Funding Corp., 2.820%, 11/03/08	254,053
424,967	Svenska Handelsbanken AB, 3.001%, 02/06/09	424,669
254,981	Three Pillars Funding Corp., 2.70%, 10/01/08	254,953
233,732	Windmill Funding Corp., 2.799%, 12/05/08	232,066
		2,601,316
CORPORATE BONDS: 4.0%
637,451	Allstate Life Global Funding, 3.454%, 03/20/09	636,954
637,451	Wachovia Securities, Inc., 3.001%, 02/04/09	592,447
		1,229,401
GOVERNMENT AGENCY OBLIGATION: 2.1%
637,451	Federal Home Loan Bank, 2.115%, 03/02/09	637,808

Shares
MONEY MARKET INVESTMENT: 0.7%
212,993	Reserve Primary Fund (c)	206,918

Principal Amount
REPURCHASE AGREEMENT: 1.3%
$ 382,470	Citigroup Inc, 7.05%, Dated 09/30/08, Due 10/01/08,
	(Collateralized by various Israel Government Collateralized Mortgage
	Obligations, zero coupon, 09/15/10-11/15/21, and a Treasury Inflation	382,470
	Index Bond, 04/15/11, valued at $420,159. Repurchase Proceeds are $382,545.)
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING:
(Cost $7,601,793)		7,382,347
TOTAL INVESTMENTS
(Cost $36,591,551) - 124.9%		37,981,237
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.9)%		(7,568,417)
TOTAL NET ASSETS - 100.0%		$30,412,820

(a) Non Income Producing.
(b) This security or portion of this security is out on loan at September 30, 2008.
(c) Fair valued by Valuation Committee as delegated by Rochdale Funds' Board of Trustees.
(d) Foreign Security.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments *

Level 1 - Quoted prices	$ 30,598,890	$ —
Level 2 - Other significant observable inputs	7,175,429	—
Level 3 - Significant unobservable inputs	206,918	—
Total	$ 37,981,237	$ —

 * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments

Balance as of 12/31/07	$ —	$ —
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales/paydowns)	—	—
Transfers in and / or out of Level 3 *	206,918	—
Balance as of 09/30/08	$ 206,918	$ —

* The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any Security or
Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes as of September 30, 2008 was as follows*:

	Large Growth	Large Value	Mid/Small Growth	Mid/Small Value
COST OF INVESTMENTS	$47,323,409	$52,871,787	$39,865,072	$36,591,551
GROSS UNREALIZED APPRECIATION	3,255,258	2,893,895	2,266,321	4,101,858
GROSS UNREALIZED DEPRECIATION	(4,135,370)	(4,948,803)	(4,426,604)	(2,712,172)

NET UNREALIZED APPRECIATION (DEPRECIATION)	($880,112)	($2,054,908)	($2,160,283)	$1,389,686

	Dividend & Income	Intermediate Fixed Income
COST OF INVESTMENTS	$67,868,678	$59,507,641
GROSS UNREALIZED APPRECIATION	8,042,334	234,153
GROSS UNREALIZED DEPRECIATION	(10,260,416)	(3,452,953)

NET UNREALIZED DEPRECIATION	($2,218,082)	($3,218,800)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)                      /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date             11/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date             11/26/2008

By (Signature and Title)                      /s/Edmund L. Towers
Edmund L. Towers, Treasurer

Date             11/26/2008